Income Taxes (Tables)	9 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Components of Federal income tax benefit attributable
December 31, 2014
Federal income tax benefit attributable to:
Current Operations	$126,017
Less: valuation allowance	(126,017)
Net provision for Federal income taxes	$-

Components of Deferred tax asset attributable
December 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$48,680
Less: valuation allowance	(48,680)
Net deferred tax asset	$-